INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Finite-lived intangible assets by major class

	As of December 31, 2019
		Accumulated
Items	Cost	Amortization	Net Value
Copyright	$3,161	$(3,161)	$—
Computer software	2,958	(1,563)	1,395
Domain names and trademarks	1,344	(1,314)	30
Developed technologies	573	(573)	—
Others	143	(54)	89
Total	$8,179	$(6,665)	$1,514

	As of December 31, 2020
		Accumulated
Items	Cost	Amortization	Net Value
Copyright	$3,379	$(3,379)	$—
Computer software	2,636	(1,572)	1,064
Domain names and trademarks	1,508	(1,428)	80
Developed technologies	613	(613)	—
Others	154	(72)	82
Total	$8,290	$(7,064)	$1,226

Expected amortization expense

Intangible Assets
Amortization Expense
2021	$828
2022	341
2023	35
2024	10
2025	3
Thereafter	9
Total expected amortization expense	$1,226